Related Party Transactions (Details)					1 Months Ended	12 Months Ended			36 Months Ended
	Nov. 06, 2017 Vote $ / shares shares	Nov. 05, 2017	Nov. 06, 2015 USD ($) $ / shares shares	Feb. 28, 2014 USD ($)	Mar. 31, 2014	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) entity	Dec. 31, 2015 USD ($)
Related Party Transactions
Amortized deferred revenues						$ 10,435,000	$ 10,435,000	$ 10,435,000
Revenue derived from related parties in advertising and marketing services revenues						$ 180,366,000	$ 138,463,000	$ 237,295,000
Percentage of cost and operating expenses that are with related parties (as a percent)						4.40%	4.40%	2.50%
Per share purchase price (in dollars per share) | $ / shares						$ 100.31	$ 60.79
Stock-based compensation expense						$ 91,387,000	$ 73,828,000	$ 56,139,000
Number of ordinary shares | shares						81,489,677	80,543,686
Number of preferred shares issued | shares						7,150	0
Preferred shares, par value per share (in dollars per share) | $ / shares						$ 1.00	$ 1.00
Leju
Related Party Transactions
Amount allocated to fair value of License Agreements				$ 187,400,000
License Agreements, period of amortization of deferred revenues				10 years
Extended license agreements, period of amortization of deferred revenues					10 years
Amortized deferred revenues						$ 10,400,000	$ 10,400,000	10,400,000
Deferred revenue						64,500,000	75,000,000
Non-current portion of deferred revenue						54,100,000	64,500,000
Revenue derived from related parties in advertising and marketing services revenues						16,100,000	9,300,000	4,900,000
Receivables due from related party						1,500,000	1,400,000
Alibaba
Related Party Transactions
Revenue derived from related parties in advertising and marketing services revenues						91,600,000	82,000,000	$ 186,000,000	$ 381,000,000
Receivables due from related party						43,700,000	26,200,000
Related parties other than Leju and Alibaba
Related Party Transactions
Receivables due from related party						$ 29,800,000	$ 33,300,000
Percentage of total revenue that are from related parties (as a percent)						5.90%	4.60%	3.90%
Percentage of due from related parties of total net accounts receivable (as a percent)						10.40%	15.80%
BroadVision
Related Party Transactions
Number of subsidiaries entering into transaction with related party (in entities) | entity								1
Service fees to related party								$ 175,000
Chief executive officer
Related Party Transactions
Issuance of shares (in shares) | shares			11,000,000
Issuance of ordinary shares to the chief executive officer			$ 456,390,000					$ 456,390,000
Contractual lock-up restriction period			6 months
Per share purchase price (in dollars per share) | $ / shares			$ 41.49
Number of consecutive trading days ended May 29, 2015			30 days
Stock-based compensation expense			$ 0
New Wave
Related Party Transactions
Number of ordinary shares | shares	7,944,386
Preferred shares, par value per share (in dollars per share) | $ / shares	$ 1.00
Class A Preference Shares | New Wave
Related Party Transactions
Number of preferred shares issued | shares	7,150
Number of votes per share | Vote	10,000
Percentage of aggregate voting power	55.50%	11.10%
Economic rights (as a percent)	0.00%
Participant rights (as a percent)	0.00%